Crypto assets loan receivables - Fair values (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2024
Derivative contracts
Crypto assets loan receivables	$ 42,141	$ 69,934	$ 7,868
BTC
Derivative contracts
Crypto assets loan receivables	10,940	43,618	2,135
ETH
Derivative contracts
Crypto assets loan receivables	8,562	3,099	2,761
USDS
Derivative contracts
Crypto assets loan receivables	6,896	7,533	1,260
Currency equivalent for each unit of the crypto token	1
USDC
Derivative contracts
Crypto assets loan receivables	6,412	182	$ 1,712
USDT
Derivative contracts
Crypto assets loan receivables	$ 9,331	$ 15,502